BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES	BALANCES AND TRANSACTIONS WITH RELATED PARTIES
a)Balances and transactions with related parties
The main balances of assets and liabilities with related parties arise from transactions with companies related to the controlling group, which were carried out at prices and other commercial conditions as agreed in a contract between the parties and refer to:
a)Fixed and mobile telephony services provided by Telefónica Group companies.
b)Consulting service for the construction of a fiber optic network.
c)Installments receivable on the sale of equity interest and capital contributions, as well as the update of these values.
d)Corporate services passed through at the cost effectively incurred.
e)Right to use certain software licenses and maintenance and support contracted.
f)International transmission infrastructure for several data circuits and roaming services contracted.
g)Adquira Sourcing platform – online solution to for purchase and sale of various goods and services.
h)Cost Sharing Agreement for digital business.
i)Financial Clearing House roaming, inflows of funds for payments and receipts from roaming operation.
j)Data communication services and integrated solutions.
k)Long distance calling and international roaming services.
l)Amounts reimbursed by SP Telecomunicações Participações (company wound up on October 31, 2022, former parent company of the Company) as a result of a contractual clause for the purchase of equity interest in Terra Networks. The statement of income presents a loss for the period from January to October 2022.
m)Brand fee for assignment of rights to use the brand.
n)Rental of buildings, data circuit and/or infrastructure.
o)Factoring transactions, credit facilities for services provided by the Group's suppliers.
p)Contracts or agreements assigning user rights for cable ducts, optical fiber duct rental services, and right-of-way related occupancy agreements with several highway concessionaires.
q)Disposal of assets
The Company and its subsidiaries sponsor pension plans and other post-employment benefits for its employees with Visão Prev and Sistel (Note 31).
Telefônica Corretora de Seguros (“TCS“) acts as an intermediary in transactions between insurance companies and the Company and its subsidiaries in the acquisition of insurance for cell phones, operational risks, general liability, guarantee insurance, among others. There are no balances arising from insurance intermediation between TCS and the Company and its subsidiaries.
The following table summarizes the consolidated balances with related parties:

		Balance Sheet – Assets
		12.31.2023			12.31.2022
Companies	Type of transaction	Cash and cash equivalents	Accounts receivable	Other assets	Cash and cash equivalents	Accounts receivable	Other assets
Parent Companies
Telefónica Latinoamerica Holding	d)	—	—	26,959	—	—	23,287
Telefónica	d)	—	—	252	—	—	2,791
		—	—	27,211	—	—	26,078
Other Group companies
Telefonica Global Solutions Participações	a) / d) / f) / j) / n)	—	5,128	136	—	5,295	124
Telefónica Venezolana	d) / k)	—	9,270	3,238	—	7,869	2,196
Telefônica Factoring do Brasil	d) / o)	—	1,560	40	—	1,799	74
Telefónica Global Solutions	f) / j) / k)	—	15,746	—	—	25,006	—
Telefonica Moviles España	k)	—	1	—	—	1,724	—
Telefónica Moviles Argentina	j) / k)	—	5,886	—	—	6,273	—
Telfisa Global BV	i)	19,474	—	—	10,576	—	—
Telxius Cable Brasil	a) / d) / f) / q)	—	17,545	240	—	1,179	1,388
Telefonica Ciberseguranca e Tecnologia do Brasil	a) / d) / e) / j) / n)	—	496	10,164	—	4,572	2,809
Telefônica Infra	c)	—	—	156,775	—	—	305,414
FiBrasil Infraestrutura e Fibra Ótica	a) / b) / n) / p)	—	6,691	39,188	—	7,232	35,297
Telefónica IoT & Big Data Tech	c) / d)	—	—	20,012	—	—	32,065
Other		—	6,601	11,242	—	6,720	28,784
		19,474	68,924	241,035	10,576	67,669	408,151
Total		19,474	68,924	268,246	10,576	67,669	434,229

Current assets
Cash and cash equivalents (Note 3)		19,474	—	—	10,576	—	—
Trade accounts receivable (Note 5)		—	68,924	—	—	67,669	—
Other assets (Note 11)		—	—	259,426	—	—	253,144
Non-current assets
Other assets (Note 11)		—	—	8,820	—	—	181,085

		Balance Sheet – Liabilities
		12.31.2023		12.31.2022
Companies	Type of transaction	Trade accounts payable	Other liabilities and leases	Trade accounts payable	Other liabilities and leases
Parent Companies
Telefónica Latinoamerica Holding	d)	—	997	5,765	—
Telefónica	d) / m)	100,886	110	6,155	101,224
		100,886	1,107	11,920	101,224
Other Group companies
Telefonica Global Solutions Participações	d) / e) / f) / h) / k)	31,475	318	42,639	318
Telefónica Compras Electrónica	g)	25,924	—	28,525	—
Telefónica Investigación Y Desarrollo, S.A. (Tidsa - Fusão: Telefónica Digital España S.L.)	h)	76,682	—	78,128	—
Telefônica Factoring do Brasil	o)	3,315	—	—	5,109
Telefónica Global Technology	e)	16,765	—	32,579	—
Telefónica Global Solutions	e) / f) / j) / k)	45,468	—	29,076	—
Telxius Cable Brasil	d) / f)	37,211	1,572	20,423	8,113
Companhia AIX Participações	p)	2,779	31,134	2,636	55,960
Telefónica IoT & Big Data Tech	h)	27,041	—	26,971	—
Telefonica Ciberseguranca e Tecnologia Do Brasil	d) / e) / j)	66,478	164	39,163	—
FiBrasil Infraestrutura e Fibra Ótica	b) / d)	38,922	487	24,280	9,466
Other		36,890	2,023	38,959	494
		408,950	35,698	363,379	79,460
Total		509,836	36,805	375,299	180,684

Current liabilities
Trade accounts payable and other payables (Note 17)		509,836	—	375,299	—
Leases (Note 21)		—	31,134	—	26,435
Other liabilities (Note 23)		—	5,103	—	118,303
Non-current liabilities
Leases (Note 21)		—	—	—	29,525
Other liabilities (Note 23)		—	568	—	6,421

		Income statement
		2023			2022			2021
Companies	Type of transaction	Operating revenues	Operating revenues (cost and other expenses)	Financial income (expenses)	Operating revenues	Operating revenues (cost and other expenses)	Financial income (expenses)	Operating revenues	Operating revenues (cost and other expenses)	Financial income (expenses)
Parent Companies
SP Telecomunicações Participações	d) / l)	—	—	—	—	10,839	2,630	12	574	—
Telefónica Latinoamerica Holding	d)	—	4,534	(775)	—	16,280	(428)	—	5,925	(341)
Telefónica	d) / m)	—	(486,147)	7,572	—	(449,933)	12,113	—	(375,994)	(3,461)
		—	(481,613)	6,797	—	(422,814)	14,315	12	(369,495)	(3,802)
Other Group companies
Telefonica Global Solutions Participações	a) / d) / e) / f) / k) / j) / n)	11,242	(95,885)	—	13,928	(110,417)	—	7,510	(108,094)	—
Telefónica Moviles Argentina	k)	2,304	(6,194)	132	1,148	(4,848)	(225)	—	(38,911)	—
Telefónica Investigación Y Desarrollo, S.A. (Tidsa - Fusão: Telefónica Digital España S.L.)	h)	—	(209,100)	10,724	—	(177,107)	5,390	—	(155,508)	(4,351)
Telefônica Factoring do Brasil	d) / o)	23	2,966	—	5	1,455	(5,109)	1,882	254	(7,267)
Telefónica Global Technology	e)	—	(64,435)	2,555	—	(74,512)	17	—	(88,397)	(135)
Telefónica Global Solutions	a) / e) / f) / j) / k)	40,095	(78,611)	(2,547)	50,969	(67,157)	1,055	52,732	(72,781)	531
Telefonica Global Solutions Usa	j)	—	(19,190)	489	—	(17,407)	766	343	(21,613)	(1,587)
Telxius Cable Brasil	a) / d) / f) / q)	8,257	(215,062)	4,579	12,542	(236,318)	1,688	43,338	(235,371)	(7,381)
Telefonica Ciberseguranca E Tecnologia do Brasil	d) / e) / j) / n)	817	(200,290)	—	1,713	(152,374)	—	974	(120,364)	—
Companhia AIX Participações	p)	70	—	(5,474)	30	1	(7,963)	—	—	(3,856)
Telefónica Uk Ltd (Antes O2 (Uk) Ltd)	k)	2,948	(4,931)	(6)	612	(2,611)	—	16,891	(1,650)	—
Telefónica IoT & Big Data Tech	c) / d) / h)	—	(114,302)	6,307	—	(101,757)	5,482	—	(76,218)	827
Telefônica Infra	c)	—	—	12,418	—	—	20,153	—	—	11,737
FiBrasil Infraestrutura e Fibra Ótica	a) / b) / c) / d) / n) / p)	8,658	(215,377)	5,238	7,639	(49,704)	973	39,018	(32,117)	973
Others		8,001	(75,401)	(3,680)	8,480	(55,894)	2,520	11,563	(81,191)	1,138
		82,415	(1,295,812)	30,735	97,066	(1,048,650)	24,747	174,251	(1,031,961)	(9,371)
Total		82,415	(1,777,425)	37,532	97,066	(1,471,464)	39,062	174,263	(1,401,456)	(13,173)
b)Management compensation
Consolidated key management compensation paid by the Company to its Board of Directors and Statutory Officers for the years ended December 31, 2023, and 2022 totaled R$58,266 and R$35,241, respectively. Of this amount, R$31,473 (R$21,141 on December 31, 2022) corresponds to salaries, benefits and social charges and R$26,793 (R$14,100 on December 31, 2022) to variable compensation, which includes share-based payment plans.
These were recorded as personnel expenses in General and administrative expenses.
For the years ended December 31, 2023, 2022 and 2021, the Directors and Officers received no pension, retirement or similar benefits.